Schedule of Financial Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Bank fees	$ 16	$ 15	$ 11
Interest income	(914)	(503)	(375)
Loss from sale of marketable debt securities	81	12	13
Change in fair value of convertible note			(265)
Foreign currency (gains) losses	76	(40)	36
Financial income net	$ (741)	$ (516)	$ (580)